Financial Instruments Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Other selected financial assets:
Held-to-maturity debt securities, carried at amortized cost	$ 1,155	[1]	$ 1,178	[1]
Private equity securities, carried as equity method or at cost	1,020	[2]	1,134	[2]
Short-term loans, carried at cost	51	[3]	467	[3]
Long-term loans, carried at cost	381	[3]	299	[3]
Total other selected financial assets	2,607	[4]	3,078	[4]
Total	35,026		38,622
Other financial liabilities:
Short-term borrowings, carried at historical proceeds, as adjusted	4,018	[4],[5]	5,603	[4],[5]
Long-term debt, carried at historical proceeds, as adjusted	34,931	[6],[7]	38,410	[6],[7]
Total other financial liabilities	38,949	[8]	44,013	[8]
Total	40,714		44,897
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	32,419	[9]	35,544	[9]
Selected financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	1,765	[9]	884	[9]
Fair Value, Measurements, Recurring [Member] | Trading securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	154	[10]	173	[10]
Fair Value, Measurements, Recurring [Member] | AVAILABLE-FOR-SALE SECURITIES [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	29,179	[1]	32,699	[1]
Fair Value, Measurements, Recurring [Member] | Available-for-sale money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	1,370	[11]	1,217	[11]
Fair Value, Measurements, Recurring [Member] | Available-for-sale equity securities, excluding money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets measured at fair value on a recurring basis	317	[1]	230	[1]
Fair Value, Measurements, Recurring [Member] | Interest rate swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value on a recurring basis	1,033	[12]	603	[12]
Selected financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	14	[13]	4	[13]
Fair Value, Measurements, Recurring [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value on a recurring basis	349	[12]	494	[12]
Selected financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	355	[13]	257	[13]
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value on a recurring basis	17	[12]	128	[12]
Selected financial instruments measured at fair value on a recurring basis:
Financial liabilities measured at fair value on a recurring basis	$ 1,396	[13]	$ 623	[13]

[1]	Gross unrealized gains and losses are not significant.
[2]	Our private equity securities represent investments in the life sciences sector.
[3]	Our short-term and long-term loans are due from companies with highly rated securities (Standard & Poor's (S&P) ratings that are virtually all AA or better).
[4]	The differences between the estimated fair values and carrying values of these financial assets and liabilities not measured at fair value on a recurring basis were not significant as of December 31, 2011 or December 31, 2010.
[5]	Includes foreign currency borrowings with fair values of $2 billion at December 31, 2010, which are used as hedging instruments.
[6]	Includes foreign currency debt with fair values of $919 million at December 31, 2011 and $880 million at December 31, 2010, which are used as hedging instruments.
[7]	The fair value of our long-term debt is $40.1 billion at December 31, 2011 and $42.3 billion at December 31, 2010.
[8]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.
[9]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Significant Accounting Policies: Fair Value). All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except that included in available-for-sale equity securities, excluding money market funds, are $85 million as of December 31, 2011 and $105 million as of December 31, 2010 of investments that use Level 1 inputs in the calculation of fair value, and $25 million as of December 31, 2011 that use Level 3 inputs.
[10]	Trading securities are held in trust for legacy business acquisition severance benefits.
[11]	Includes approximately $625 million as of December 31, 2011 and December 31, 2010 of money market funds held in escrow to secure certain of Wyeth's payment obligations under its 1999 Nationwide Class Action Settlement Agreement, which relates to litigation against Wyeth concerning its former weight-loss products, Redux and Pondimin.
[12]	Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $169 million and interest rate swaps with fair values of $8 million at December 31, 2011; and foreign currency forward-exchange contracts with fair values of $326 million and foreign currency swaps with fair values of $17 million at December 31, 2010.
[13]	Designated as hedging instruments, except for certain foreign currency contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $123 million at December 31, 2011; and foreign currency forward-exchange contracts with fair values of $186 million and foreign currency swaps with fair values of $93 million at December 31, 2010.